Assumptions Used in Estimating the Fair Value of Stock Award Grants (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Interest rates minimum	3.40%	3.40%	3.80%
Interest rates maximum	4.50%	5.50%	5.60%
Lower Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.83	$ 0.75	$ 0.68
Upper Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.91	$ 0.83	$ 0.75